Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Continuing operations, Diluted	$ (2.15)	$ (2.06)	$ (3.91)	$ (3.80)	$ (7.72)	$ (6.27)
Discontinued operations, Diluted	$ 0.04	$ (0.07)	$ 0.05	$ (0.14)	$ (0.18)	$ (0.36)
Weighted Average Shares Outstanding – Diluted (in Shares)	5,065,556	3,084,226	4,120,849	3,014,854	3,065,365	2,666,161